Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Derivative financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Net amount		€ 186
Derivative financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 9,176	3,634
Amounts presented in balance sheet	9,176	3,634
Right of set off with derivative counterparties	(3,556)	(1,549)
Cash collateral	(5,292)	(2,011)
Net amount	€ 328	€ 74